PROPERTY AND EQUIPMENT - Narrative (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
PROPERTY AND EQUIPMENT
Depreciation expenses	¥ 89,675	¥ 82,762	¥ 63,216